Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel

April 6, 2023

Via EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:    Principal Exchange-Traded Funds
File Numbers 333-201935, 811-23029
Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A

Dear SEC Reviewer:

Principal Exchange-Traded Funds (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”), post-effective amendment number 110 to the Registrant’s registration statement on Form N-1A under the 1933 Act (post-effective amendment number 112 under the Investment Company Act of 1940) (the "Amendment").

The Registrant is filing the Amendment to add the Principal Focused Blue Chip ETF.

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expense information and portfolio manager information.

The Amendment consists of a Facing Page; Part A - a prospectus for the above-listed ETF; Part B – an amended and restated Statement of Additional Information; Part C; and signature pages.

Please call me at 515-247-6651 if you have any questions.

Sincerely,

/s/ John L. Sullivan

John L. Sullivan
Assistant Counsel, Registrant

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